Warrants (Details) - shares	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024
Warrant [Member]
Warrants [Line Items]
Exercised stock	359,020
Ordinary Shares [Member]
Warrants [Line Items]
Exercised stock	355,974	1,654,546